SUBSEQUENT EVENTS (Detail Narrative) - shares	Oct. 14, 2022	Sep. 29, 2022	Jun. 30, 2022	Apr. 18, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
Ordinary sharers issued	2,750,000	2,750,000	21,848,333	6,000,000	13,848,333